STOCK OPTIONS AND WARRANTS (Schedule of Fair Value Assumptions) (Details) (USD $)					1 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended	9 Months Ended			12 Months Ended
	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Dec. 14, 2012	Jul. 08, 2014 Series A Preferred Shares [Member]	Dec. 31, 2013 Stock options [Member]	Dec. 31, 2012 Stock options [Member]	Sep. 30, 2014 Stock options [Member] Employees [Member]	Sep. 30, 2014 Stock options [Member] Two directors [Member]	Dec. 31, 2012 Warrants Two [Member]	Aug. 12, 2014 Warrants [Member] Heartland Bank Term Loan	Sep. 30, 2014 Warrants [Member] Heartland Bank Term Loan	Sep. 30, 2014 Warrants [Member] Capital Lease Obligation [Member]	Sep. 30, 2014 Warrants [Member] Series A Preferred Shares [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term						3 years	5 years	7 years	5 years	5 years		4 years	5 years	3 years	5 years	5 years
Expected volatility								186.00%	185.66%	249.22%		169.51%	173.03%	173.03%	215.84%	277.00%
Expected volatility, minimum						192.35%	249.22%
Expected volatility, maximum						245.43%	407.11%
Risk free interest rate								2.13%	1.46%	0.74%		1.63%	0.88%	0.88%	1.42%	0.66%
Risk free interest rate, minimum						0.70%	0.78%
Risk free interest rate, maximum						1.47%	0.82%
Expected dividend yield						0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Grants							353,000				2,500,000			2,000,000
Grants in period, value							$ 20,033				$ 1,293,679		$ 31,788	$ 908,059
Exercise price of warrants	$ 0.05	$ 0.10	$ 0.05	$ 0.05	$ 1.00						$ 1.00		$ 0.65		$ 0.28	$ 0.09
Term of warrants					3 years						4 years		5 years